Pension obligations (Tables)	12 Months Ended
Dec. 31, 2022
Pension Obligations [Abstract]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Opening defined benefit obligation:	$216,369	$240,354
Current service costs	9,392	11,295
Curtailment (note 6b, 6e)	(583)	-
Past service cost (note 6b, 6e)	-	4,989
Interest cost	5,938	6,172
Benefits paid from plan	(18,637)	(22,546)
Benefits paid from employer	(1,787)	(866)
Participant contributions	25	34
Effects of movements in exchange rates	(16,883)	950
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	-	1,498
Arising from changes in financial assumptions	(48,960)	(24,663)
Arising from experience adjustments	255	(848)
Closing defined benefit obligation	$145,129	$216,369

Disclosure of detailed information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Active members	$112,951	$176,644
Deferred members	2,439	2,538
Retired members	29,739	37,187
Closing defined benefit obligation	$145,129	$216,369

Disclosure of detailed information about changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Opening fair value of plan assets:	$199,645	$203,486
Interest income	5,667	5,387
Remeasurement adjustment:
Loss on plan assets (excluding amounts included in net interest expense)	(40,196)	(306)
Contributions from the employer	6,063	12,750
Employer direct benefit payments	1,787	866
Contributions from plan participants	25	34
Benefit payment from employer	(1,787)	(866)
Administrative expenses paid from plan assets	(80)	(83)
Benefits paid	(18,637)	(22,546)
Effects of changes in foreign exchange rates	(14,766)	923
Closing fair value of plan assets	$137,721	$199,645

Disclosure of detailed information about net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Present value of funded defined benefit obligation	$131,503	$197,546
Fair value of plan assets	(137,721)	(199,645)
Present value of unfunded defined benefit obligation	13,626	18,823
Net liability arising from defined benefit obligation	$7,408	$16,724

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Pension obligation - current (note 14)	$4,146	$10,472
Pension obligation - non-current	3,262	6,252
Total pension obligation	$7,408	$16,724

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Service costs:
Current service cost	$9,392	$11,295
(Curtailment) / past service cost	(583)	4,989
Total service cost	8,809	16,284
Net interest expense	271	785
Administration cost	80	83
Defined benefit pension expense	$9,160	$17,152

Defined contribution pension expense	$2,097	$2,061

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Loss on plan assets (excluding amounts included in net interest expense)	$40,196	$306
Actuarial losses arising from changes in demographic assumptions	-	1,498
Actuarial gains arising from changes in financial assumptions	(48,960)	(24,663)
Actuarial losses (gains) arising from experience adjustments	255	(848)
Defined benefit gain related to remeasurement	$(8,509)	$(23,707)

Total pension cost	$2,748	$(4,494)

Disclosure of detailed information about defined benefit plan, assumptions used [Table Text Block]
	2022	2021
Defined benefit cost:
Discount rate - benefit obligations	3.09%	2.54%
Discount rate - service cost	3.21%	2.66%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.4	20.3
Females	23.7	23.7
Defined benefit obligation:
Discount rate	5.22%	3.09%
Expected rate of salary increase[1]	3.50%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.4	20.4
Females	23.8	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.3	22.2
Females	25.5	25.4

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2022	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$2,270	$-	$-	$2,270
Pooled equity funds	50,107	-	-	50,107
Pooled fixed income funds	-	64,230	-	64,230
Alternative investment funds	-	20,908	-	20,908
Balanced funds	-	206	-	206
	$52,377	$85,344	$-	$137,721

December 31, 2021	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$2,045	$-	$-	$2,045
Pooled equity funds	78,092	-	-	78,092
Pooled fixed income funds	-	97,229	-	97,229
Alternative investment funds	-	21,983	-	21,983
Balanced funds	-	296	-	296
	$80,137	$119,508	$-	$199,645